BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION
The accompanying unaudited consolidated financial statements include accounts of Westmoreland Coal Company, or the Company, or Parent, and its subsidiaries and controlled entities. The Company’s current principal activities, all conducted within the United States, are the production and sale of coal from its mines in Montana, Wyoming, North Dakota and Texas, and the ownership of the Roanoke Valley power plants, or ROVA, in North Carolina. The Company’s activities are primarily conducted through wholly owned subsidiaries. All intercompany transactions and accounts have been eliminated in consolidation.
The Company’s Kemmerer Mine is owned by its subsidiary Westmoreland Kemmerer, Inc., or Kemmerer. The Company’s Absaloka Mine is owned by its subsidiary Westmoreland Resources, Inc., or WRI. The Beulah, Jewett, Rosebud, and Savage Mines are owned through the Company’s subsidiary Westmoreland Mining LLC, or WML.
The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles and require use of management’s estimates. The financial information contained in this Form 10-Q is unaudited, but reflects all adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial information for the periods shown. Such adjustments are of a normal recurring nature. The results of operations for the three months ended March 31, 2014 are not necessarily indicative of results to be expected for the year ending December 31, 2014.
These quarterly consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013, or the 2013 Form 10-K. The accounting principles followed by the Company are set forth in the Notes to the Company’s consolidated financial statements in its 2013 Form 10-K. Most of the descriptions of the accounting principles and other footnote disclosures previously made have been omitted in this report so long as the interim information presented is not misleading or inconsistent.
Sherritt Acquisition
On December 24, 2013, the Company entered into an agreement to acquire the coal operations of Sherritt International Corporation, or Sherritt, which consist of its Prairie and Mountain coal mining operations, collectively referred to as the Sherritt Acquisition. These operations include seven producing thermal coal mines in the Canadian provinces of Alberta and Saskatchewan, a 50% interest in an activated carbon plant and a Char production facility. The preliminary purchase price of $435 million will be made up of $293 million of cash consideration and the assumption of an estimated $142 million of capital lease liabilities, subject to certain adjustments provided for in the agreement, relating to, among other things, working capital, indebtedness, pension plan funding and coal inventory. Acquisition and financing costs of $18.1 million have been expensed for the three months ended March 31, 2014; which includes $6.8 million of loss on foreign exchange as described in Note 8, $6.1 million of interest expense on the New Notes as described in Note 4, $4.9 million included in Interest expense related to a bridge facility commitment fee, and $0.3 million of other expenses included in Selling and administrative costs. The Company expects this acquisition to be completed during the second quarter of 2014.
Debt Obligations
The Company is subject to three major debt arrangements: (1) $81.0 million in aggregate principal amount of senior secured notes at WML that are collateralized by all assets of WML, Westmoreland Savage Corporation, or WSC, Western Energy Company, or WECO, and Dakota Westmoreland Corporation, or DWC; and (2) $251.5 million in aggregate principal amount of senior secured notes at the Parent level that are collateralized by the assets of the Parent, WRI, Kemmerer and ROVA; and (3) $425.0 million in aggregate principal amount of 10.75% senior secured notes, referred to as the New Notes, which are also collateralized by the assets of the Parent, WRI, Kemmerer and ROVA. The proceeds from the New Notes will be used primarily to pay the purchase price and related expenses for the Sherritt Acquisition, to prepay the outstanding senior secured notes issued of WML debt, and for working capital. The proceeds are being held in escrow pending the completion of the Sherritt Acquisition. See Note 4 for additional details.
Business Interruption Insurance
The Company received business interruption insurance proceeds for the three months ended March 31, 2014 due to an explosion and subsequent fire at a customer’s facility that occurred in November 2011. Operations at that facility resumed during October 2013. The Company recognizes income as business interruption losses are incurred and reimbursement is virtually assured. The Company reports this income in Other operating income and recognized nil and $4.8 million of income for the three months ended March 31, 2014 and 2013, respectively. The Company received $4.6 million of cash proceeds for the three months ended March 31, 2014 related to income recorded in 2013. Insurance proceeds are included in Net cash provided by operating activities. As of March 31, 2014, the Company has collected all cash proceeds related to income recognized.
Derivatives
The Company utilized foreign exchange derivatives to manage exposure to fluctuations in the exchange rates of the Canadian dollar regarding the Sherritt acquisition. The Company does not utilize derivative financial instruments for trading purposes or for speculative purposes. The Company's derivative instruments are recorded on the Consolidated Balance Sheets in Other current assets and Other current liabilities at fair value with changes in fair value recognized in the statement of operations at the end of each period in Loss on foreign exchange.
Income Taxes
The difference between the statutory income tax rate and the effective income tax rate is due to a change in the valuation allowance recorded against the net deferred tax assets.
Restructuring Charges
In 2013, the Company entered into an agreement with Dominion Virginia Power, a subsidiary of Dominion, to restructure the remaining five years of the ROVA I and ROVA II contracts. During the first quarter of 2014, the Company recorded a restructuring charge of $0.4 million for additional contractual obligations. The Company expects that the $5.1 million of accruals will be paid out in the second quarter of 2014.
The table below represents the restructuring provision activity during the three months ended March 31, 2014 (in millions):

Beginning Balance	Restructuring Charges	Restructuring Payments	Ending Balance
$5.1	$0.4	$0.4	$5.1

Recently Adopted Accounting Pronouncements

The Company did not adopt any new accounting pronouncements during the three months ended March 31, 2014.